SIGNIFICANT ACCOUNTING POLICIES - Share-based payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in RSUs
Share-based compensation expense	$ 812	$ 596	$ 546
Stock Options
Changes in RSUs
Expected volatility - lower range	85.50%	90.80%	85.30%
Expected volatility - upper range	89.20%	102.10%	88.60%
Risk-free interest rate - lower range	0.80%	0.10%	1.90%
Risk-free interest rate - upper range	1.40%	0.50%	2.60%
Expected dividend yield	0.00%	0.00%	0.00%
Stock Options | Minimum
Changes in RSUs
Expected term (years)	5 years	2 years	5 years 4 months 24 days
Stock Options | Maximum
Changes in RSUs
Expected term (years)	6 years 3 months 18 days	6 years 2 months 12 days	7 years 1 month 6 days